S000006017 [Member] Annual Fund Operating Expenses - Short-Term Treasury Portfolio	Jan. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 1, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.56%)	[1]
Net Expenses (as a percentage of Assets)	0.65%

[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement effective through June 1, 2027, the Portfolio’s investment adviser has contractually agreed to waive a portion of its Management Fee payable by the Portfolio so that the Management Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. The Agreement may be terminated or amended only with the approval of the Trust’s Board of Trustees.